Employee benefit plans - Defined Benefit Plan Funded Status of Plan (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension assets	$ 1,357	$ 1,416
Pension Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension assets	1,077	1,282
Accrued benefit cost	(160)	(191)
Total benefits	917	1,091
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid pension assets	280	134
Accrued benefit cost	(68)	(63)
Total benefits	212	71
Health care benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(50)	(68)
Total benefits	(50)	(68)
Health care benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(5)	(4)
Total benefits	$ (5)	$ (4)